Item 1. Report to Shareholders

T. Rowe Price Institutional Foreign Equity Fund
--------------------------------------------------------------------------------
Certified Financials

Financial Highlights
T. Rowe Price Institutional Foreign Equity Fund
Certified Financials
(Unaudited)


                         For a share outstanding throughout each period
              ------------------------------------------------------------------
              6 Months        Year
                 Ended       Ended
               4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98

NET ASSET VALUE

Beginning of
period         $  10.65   $  12.70   $  19.16   $  20.08   $  17.03   $  16.51

Investment activities

  Net investment
  income (loss)    0.09       0.18       0.39       0.13       0.21       0.28

  Net realized
  and unrealized
  gain (loss)      0.08      (1.81)     (5.35)      0.46       3.26       0.93

  Total from
  investment
  activities       0.17      (1.63)     (4.96)      0.59       3.47       1.21

Distributions

  Net investment
  income          (0.15)     (0.42)     (0.11)     (0.17)     (0.29)     (0.21)

  Net realized
  gain            (0.02)        --      (1.39)     (1.34)     (0.13)     (0.48)

  Total
  distributions   (0.17)     (0.42)     (1.50)     (1.51)     (0.42)     (0.69)

NET ASSET VALUE

End of
period         $  10.65   $  10.65   $  12.70   $  19.16   $  20.08   $  17.03
--------------------------------------------------------------------------------


Ratios/Supplemental Data

Total
return^            1.63%    (13.43)%   (28.02)%     2.45%     20.79%      7.65%

Ratio of total
expenses to
average net
assets             0.76%!     0.75%      0.74%      0.74%      0.74%      0.74%

Ratio of net
investment
income (loss)
to average
net assets         1.66%!     1.06%      2.25%      0.57%      1.08%      1.58%

Portfolio
turnover
rate               22.0%!     20.0%      21.4%      39.7%      18.2%      18.6%

Net assets,
end of period
(in millions)  $  1,169   $  1,168   $  1,903   $  3,138   $  3,361   $  3,204

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

! Annualized

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Institutional Foreign Equity Fund
Certified Financials
April 30, 2003 (Unaudited)


                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

AUSTRALIA  1.1%

Common Stocks  0.6%

BHP Billiton                                     1,174,000      $         6,646
                                                                          6,646


Preferred Stocks  0.5%

News Corporation (misc. symbol)                    995,779                5,887
                                                                          5,887
Total Australia (Cost $11,523)                                           12,533


BELGIUM  0.7%

Common Stocks  0.7%

Dexia (misc. symbol)                               350,210                4,021

Fortis (misc. symbol)                              138,978                2,337

UCB (misc. symbol)                                  47,379                1,314

Total Belgium (Cost $5,973)                                               7,672


BRAZIL  0.6%

Common Stocks  0.6%

Grupo Pao de Acucar
  ADR (USD)                                        103,100                1,495

Petroleo Brasileiro (Petrobras)
  ADR (USD)                                        303,560                5,194

Total Brazil (Cost $7,361)                                                6,689


CANADA  0.4%

Common Stocks  0.4%

Alcan Aluminum (misc. symbol)                       55,550                1,627

Celestica (USD) *                                   55,813                  645

Royal Bank of Canada (misc. symbol)                 69,190                2,885

Total Canada (Cost $3,745)                                                5,157


CHINA  0.2%

Common Stocks  0.2%

China Telecom
  Limited (HKD) *                               14,818,000                2,850

Total China (Cost $2,609)                                                 2,850


DENMARK  0.6%

Common Stocks  0.6%

Novo Nordisk                                       197,800                7,177

Total Denmark (Cost $6,279)                                               7,177


FINLAND  1.8%

Common Stocks  1.8%

Nokia (misc. symbol)                             1,246,744      $        21,133

Total Finland (Cost $4,686)                                              21,133


FRANCE  15.9%

Common Stocks  15.9%

Aventis (misc. symbol)                             338,725               17,236

AXA (misc. symbol)                                 455,544                6,932

BNP Paribas (misc. symbol)                         509,536               23,962

Cap Gemini *                                        18,809                  586

Carrefour (misc. symbol)                            38,130                1,661

Compagnie de Saint-Gobain (misc. symbol)           186,204                6,458

France Telecom (misc. symbol)                      528,700               12,237

Groupe Danone (misc. symbol)                        12,740                1,806

Hermes (misc. symbol)                               51,510                7,176

L'Oreal (misc. symbol)                              62,622                4,485

Lafarge (misc. symbol)                              13,868                  933

LVMH (misc. symbol)                                165,300                7,227

Orange *                                           344,420                2,765

Pinault Printemps Redoute (misc. symbol)            24,975                1,748

Sanofi-Synthelabo (misc. symbol)                   313,237               18,720

Schneider Electric *                               162,575                7,711

Societe Generale (misc. symbol)                     64,414                3,947

Sodexho Alliance (misc. symbol)                    394,779                9,000

STMicroelectronics (misc. symbol)                  202,374                4,191

Television Francaise (misc. symbol)                310,970                8,751

Thomson *                                          174,355                2,560

TotalFinaElf,

Series B (misc. symbol)                            261,327               34,332

Vivendi Universal                                  114,897                1,876

Total France (Cost $154,508)                                            186,300


GERMANY  2.1%

Common Stocks  2.1%

Allianz (misc. symbol)                              38,519                2,728

Bayer (misc. symbol)                                70,274                1,285

Bayerische Hypo-und
  Vereinsbank (misc. symbol)                        54,318                  725

Deutsche Bank (misc. symbol)                       121,725                6,307

E.On (misc. symbol)                                 59,416                2,849

Gehe (misc. symbol)                                114,783                4,561

Rhoen-Klinikum                                      47,284                1,771

SAP                                                 25,090                2,575

Siemens                                             37,631                1,880

Total Germany (Cost $27,603)                                             24,681

HONG KONG  0.5%

Common Stocks  0.5%

Cheung Kong Holdings                               376,000      $         2,078

China Mobile (Hong Kong)                         1,882,000                3,776

Total Hong Kong (Cost $5,686)                                             5,854


INDIA  0.6%

Common Stocks  0.6%

Hindustan Lever                                  2,234,600                6,824

Total India (Cost $11,193)                                                6,824


ISRAEL  0.1%

Common Stocks  0.1%

Check Point Software
  Technologies (USD) *                              77,916                1,226

Total Israel (Cost $1,513)                                                1,226


ITALY  6.1%

Common Stocks  6.1%

Alleanza Assicurazioni (misc. symbol)              827,970                7,758

Banca Intesa (misc. symbol)                      2,128,633                5,522

ENI (misc. symbol)                               1,079,631               15,415

Mediaset (misc. symbol)                            579,712                4,965

Mediolanum (misc. symbol)                          368,085                1,926

Olivetti *(misc. symbol)                         1,485,987                1,690

Telecom Italia
  (Ordinary shares) (misc. symbol)                 734,944                6,015

Telecom Italia
  (Savings shares)                                 852,900                4,206

Telecom Italia
  Mobile (misc. symbol)                          2,336,246               11,023

UniCredito
  Italiano (misc. symbol)                        2,978,439               13,054

Total Italy (Cost $58,254)                                               71,574


JAPAN  13.4%

Common Stocks  13.4%

Canon                                              364,000               14,734

Credit Saison (misc. symbol)                       219,300                4,134

Daiichi Pharmaceutical                             111,700                1,416

Denso                                              117,800                1,682

Fanuc                                               48,100                1,971

Fuji Television Network                                639                2,259

Fujisawa Pharmaceutical (misc. symbol)             371,000                6,293

Hitachi Chemical (misc. symbol)                    269,000                2,435

Honda Motor                                        287,400                9,533

Ito-Yokado                                         129,000      $         3,039

Japan Telecom Holdings                                 674                1,845

KDDI (misc. symbol)                                  2,339                7,111

Keyence                                             16,600                2,672

Keyence (Bonus shares) *                             1,660                  267

Kyocera                                             41,100                2,009

Marui                                              386,000                3,219

Mitsubishi Estate                                  750,000                4,396

Mitsui Fudosan                                   1,197,000                6,453

Murata Manufacturing                                16,500                  589

Nomura Securities (misc. symbol)                   495,000                4,909

NTT DoCoMo                                           5,372               11,098

Rohm                                                47,300                4,882

Secom (misc. symbol)                               384,000                8,965

Seven-Eleven Japan (misc. symbol)                  333,000                7,942

Shin-Etsu Chemical                                  94,500                2,833

Shiseido (misc. symbol)                            564,000                5,158

SMC                                                 36,400                2,745

Sony (misc. symbol)                                238,380                5,805

Sumitomo (misc. symbol)                            251,000                1,012

Suzuki Motor                                       349,000                4,138

Takeda Chemical Industries                         110,000                4,037

Toppan Printing                                     34,000                  216

Toyota Motor                                       369,600                8,380

Yamanouchi Pharmaceutical                          274,000                6,926

Yamato Transport                                   131,000                1,468

Total Japan (Cost $192,164)                                             156,571


LUXEMBOURG  0.0%

Common Stocks  0.0%

SES Global
  (1 FDR Represents
     1 A share)                                     65,520                  385

Total Luxembourg (Cost $1,047)                                              385


MALAYSIA  0.1%

Common Stocks  0.1%

Sime Darby                                         694,000                  913

Total Malaysia (Cost $994)                                                  913


MEXICO  1.5%

Common Stocks  1.5%

America Movil ADR
  Series L (USD)                                   295,500                4,956

Femsa UBD Units
  (Represents 1 Series B
    and 4 Series D shares)                       1,332,690      $         5,027

Grupo Financiero BBVA
  Bancomer, Series B *(misc. symbol)             4,513,400                3,917

Wal-Mart de Mexico (misc. symbol)                1,433,000                3,960

Total Mexico (Cost $15,509)                                              17,860


NETHERLANDS  5.0%

Common Stocks  5.0%

Akzo Nobel                                          23,031                  513

ASML Holding *                                     486,140                4,207

Equant *(misc. symbol)                              37,950                  221

Fortis (misc. symbol)                              285,884                4,769

ING Groep (misc. symbol)                           753,620               12,260

Philips Electronics                                579,174               10,795

Reed Elsevier                                      378,880                4,321

Royal Dutch Petroleum (misc. symbol)               154,478                6,330

Royal KPN *                                        914,800                6,096

VNU                                                178,163                5,180

Wolters Kluwer                                     247,120                3,225

Total Netherlands (Cost $61,545)                                         57,917


NORWAY  0.4%

Common Stocks  0.4%

Orkla, Series A (misc. symbol)                     217,395                3,793

Statoil (misc. symbol)                             183,070                1,453

Total Norway (Cost $3,602)                                                5,246


PORTUGAL  0.1%

Common Stocks  0.1%

Jeronimo Martins *                                  83,181                  659

Total Portugal (Cost $673)                                                  659


RUSSIA  0.7%

Common Stocks  0.7%

Lukoil ADR (USD) 144A +                             39,090                2,702

YUKOS ADR (USD)                                     29,430                5,180

Total Russia (Cost $5,081)                                                7,882


SINGAPORE  0.9%

Common Stocks  0.9%

MobileOne Limited                                3,207,000                2,278

United Overseas Bank                             1,445,560                8,474

Total Singapore (Cost $11,626)                                           10,752


SOUTH AFRICA  0.1%

Common Stocks  0.1%

Nedcor                                             126,400      $         1,706

Total South Africa (Cost $1,434)                                          1,706


SOUTH KOREA  2.4%

Common Stocks  2.4%

KT Corporation ADR (USD)                           243,285                4,924

POSCO ADR (USD)                                    155,342                3,192

Samsung Electronics                                 40,493               10,165

Shinhan Financial                                  324,000                3,200

South Korea Telecom                                 45,260                6,296

Total South Korea (Cost $22,374)                                         27,777


SPAIN  3.9%

Common Stocks  3.9%

Banco Bilbao Vizcaya Argentaria                    974,653                9,830

Banco Santander
  Central Hispano                                1,047,363                8,244

Endesa                                             334,379                4,752

Gas Natural (misc. symbol)                         268,070                5,140

Inditex                                            287,600                5,743

Repsol                                             189,232                2,761

Telefonica                                         589,987                6,537

Telefonica ADR (USD)                                94,007                3,126

Total Spain (Cost $42,124)                                               46,133


SWEDEN  3.2%

Common Stocks  3.2%

Electrolux, Series B (misc. symbol)                234,305                4,400

Hennes & Mauritz, Series B (misc. symbol)          412,450                9,184

LM Ericsson, Series B *                          1,624,183                1,480

Nordea (misc. symbol)                              662,445                3,518

Sandvik (misc. symbol)                              47,170                1,200

Securitas, Series B (misc. symbol)               1,451,135               17,044

Total Sweden (Cost $35,156)                                              36,826


SWITZERLAND  5.8%

Common Stocks  5.8%

Adecco (misc. symbol)                              379,120               14,552

Credit Suisse Group *                               80,720                1,930

Nestle (misc. symbol)                              142,752               29,135

Roche (Participation certificates)                  92,000                5,861

UBS (misc. symbol)                                 340,832               16,189

Total Switzerland (Cost $47,832)                                         67,667

TAIWAN  0.7%

Common Stocks  0.7%

Chinatrust Financial Holdings *                  1,424,000      $         1,113

Taiwan Semiconductor
  Manufacturing                                  4,721,101                6,487

Total Taiwan (Cost $9,515)                                                7,600


THAILAND  0.3%

Common Stocks  0.3%

Bangkok Bank (Local shares) *                    2,823,000                3,460

Total Thailand (Cost $3,552)                                              3,460


UNITED KINGDOM  28.2%

Common Stocks  28.2%

Abbey National                                     259,068                1,842

AstraZeneca                                        369,577               14,513

Autonomy *                                         168,944                  438

BG Group                                           625,047                2,502

BP                                               1,528,304                9,693

Brambles                                         1,109,460                3,301

Cadbury Schweppes                                  816,717                4,553

Carnival                                            95,466                2,385

Celltech *                                         412,881                1,687

Centrica                                         1,437,110                3,822

Compass                                          3,399,450               15,660

David S. Smith                                     413,685                1,069

Diageo                                             846,260                9,394

Electrocomponents                                1,088,510                5,441

Friends Provident (misc. symbol)                   458,630                  721

GKN                                                 94,050                  310

GlaxoSmithKline                                  2,531,021               50,768

Granada                                            952,933                1,040

Hays                                             2,431,666                3,248

Hilton Group                                       456,940                1,118

HSBC (HKD) (misc. symbol)                          248,800                2,720

Kingfisher                                       2,445,376                9,564

Reckitt Benckiser                                  120,000                2,118

Reed Elsevier                                    3,518,472               28,084

Rio Tinto                                          861,906               16,489

Royal Bank of Scotland                           1,326,066               34,807

Shell Transport & Trading                        3,619,190               21,695

Standard Chartered                                 271,600                3,032

Tesco                                            3,455,984               10,945

Tomkins                                          1,806,866                6,127

Unilever                                         1,242,176      $        12,220

United Business Media                              258,689                1,034

Vodafone                                        17,103,757               33,787

Woolworths                                         977,477                  547

WPP Group                                        1,843,170               13,127

Total United Kingdom (Cost $358,840)                                    329,801


Short-Term investments  1.3%

Money Market Funds  1.3%

T. Rowe Price Reserve
  Investment Fund
  1.30% #                                       15,207,403               15,207

Total Short-Term
Investments (Cost $15,207)                                               15,207


SECURITIES LENDING COLLATERAL 26.6%

Money Market Pooled Account 26.6%

Investment in money market
pooled account managed by
JP Morgan
Chase Bank, London                             310,520,676              310,521

Total Securities

Lending Collateral (Cost $310,521)                                      310,521

T. Rowe Price Institutional Foreign Equity Fund
Certified Financials
April 30, 2003 (Unaudited)


                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands


Total Investments in Securities

125.3% of Net Assets (Cost $1,439,729)                          $     1,464,553

Other Assets Less
Liabilities Including
$310,521 obligation to
return securities
lending collateral                                                     (295,403)

NET ASSETS                                                      $     1,169,150
                                                                ---------------

Net Assets Consist of:

Undistributed net
investment income (loss)                                        $         8,891

Undistributed net
realized gain (loss)                                                   (462,123)

Net unrealized gain (loss)                                               25,304

Paid-in-capital applicable
to 109,767,212 shares of
$0.01 par value capital
stock outstanding;
1,000,000,000 shares
authorized                                                            1,597,078

NET ASSETS                                                      $     1,169,150
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         10.65
                                                                ---------------

      # Seven-day yield

      * Non-income producing

(misc.
symbol) All or a portion of this security is on loan at April 30, 2003-See Note 2

      + Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total of such securities at period-end amounts to $2,702,000 and represents 0.2% of net assets

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $2,702,000 and represents 0.2% of net assets

    ADR American Depository Receipts

    FDR Fiduciary Depository Receipt

    HKD Hong Kong dollar

    USD United States dollar

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Foreign Equity Fund
Certified Financials
(Unaudited)
In thousands


                                                             6 Months
                                                                Ended
                                                              4/30/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $1,829)                $   13,083

  Securities lending                                              375

  Interest (net of foreign taxes of $2)                           179

  Total income                                                 13,637

Expenses

  Investment management                                         3,950

  Custody and accounting                                          258

  Registration                                                     28

  Legal and audit                                                  20

  Shareholder servicing                                             6

  Directors                                                         5

  Prospectus and shareholder reports                                2

  Total expenses                                                4,269

Net investment income (loss)                                    9,368

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                  (42,216)

  Foreign currency transactions                                   841

  Net realized gain (loss)                                    (41,375)

Change in net unrealized gain (loss)

  Securities                                                   50,065

  Other assets and
  liabilities denominated
  in foreign currencies                                           385

  Change in net
  unrealized gain (loss)                                       50,450

Net realized and
unrealized gain (loss)                                          9,075

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   18,443
                                                           ----------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Foreign Equity Fund
Certified Financials
(Unaudited)
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         9,368      $        16,774

  Net realized gain (loss)                         (41,375)            (211,536)

  Change in net unrealized gain (loss)              50,450               28,378

  Increase (decrease) in net assets
  from operations                                   18,443             (166,384)

Distributions to shareholders

  Net investment income                            (16,128)             (58,733)

  Net realized gain                                 (2,150)                  --

  Decrease in net assets
  from distributions                               (18,278)             (58,733)

Capital share transactions *

  Shares sold                                      143,457              208,478

  Distributions reinvested                          14,774               43,452

  Shares redeemed                                 (157,376)            (762,108)

  Increase (decrease) in net assets
  from capital share transactions                      855             (510,178)

Net Assets

Increase (decrease) during period                    1,020             (735,295)

Beginning of period                              1,168,130            1,903,425

End of period                              $     1,169,150      $     1,168,130
--------------------------------------------------------------------------------

*Share information

  Shares sold                                       13,723               17,245

  Distributions reinvested                           1,413                3,342

  Shares redeemed                                  (15,090)             (60,713)

  Increase (decrease) in shares outstanding             46              (40,126)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Foreign Equity Fund
Certified Financials
April 30, 2003 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on September 7, 1989. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income.
It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2003, the value of loaned securities was $299,667,000; aggregate collateral consisted of $310,521,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $123,123,000 and $131,777,000, respectively, for the six months ended April 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the fund had $420,480,000 of unused capital loss carryforwards, of which $206,390,000 expire in 2009, and $214,090,000 expire in 2010.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,439,729,000. Net unrealized gain aggregated $25,304,000 at period-end, of which $229,300,000 related to appreciated investments and $203,996,000 related to depreciated investments.


NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.


NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.70% of the fund's average daily net assets. The fee is computed daily and paid monthly. At April 30, 2003, investment management fee payable totaled $648,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund(Y)s transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $60,000 for the six months ended April 30, 2003, of which $9,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $102,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003